Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for fiscal year 2012 and 2013 are as follows:

As of January 1, 2012	4,335
Exchange differences	44

As of December 31, 2012	4,379
Exchange differences	128

As of December 31, 2013	4,507